Supplement Dated July 8, 2011
To The Summary Prospectus Dated May 1, 2011

Supplement Dated July 8, 2011
To The Prospectus Dated May 1, 2011

JNL® Series Trust

Please note that the changes apply to the funds underlying your variable annuity and/or variable life product(s). Please note that some of the funds may not be available in your product.

On May 23-24, 2011, Jackson National Asset Management, LLC recommended and the Board of Trustees of the JNL Series Trust (“Board”) approved the closure of the following funds to investors, as outlined below, effective August 29, 2011:

Fund to be Closed to All Investors:

-	JNL Institutional Alt 65 Fund

Funds to be Closed to Separate Account Investors; but Available to Funds of Funds*:

-	JNL/Goldman Sachs Emerging Markets Debt Fund;
-	JNL/Lazard Emerging Markets Fund;
-	JNL/Mellon Capital Management Global Alpha Fund; and
-	JNL/Red Rocks Listed Private Equity Fund.

Distributions of dividends and realized capital gains will continue to automatically be reinvested in additional shares.

The following only apply to variable products:

*Please note that the Investment Divisions of the JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund have been closed, but will continue to be available as Underlying Funds to the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Growth Fund.

*Please note that the Investment Divisions of the JNL/Goldman Sachs Emerging Markets Debt Fund will continue to be available as an Underlying Fund to the JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

For additional information, please see the Supplement dated July 8, 2011 to the product prospectuses.

This Supplement is dated July 8, 2011.

(To be used with FVC4224FT 05/11, JMV2731 05/11, VC4224 05/11, JMV5763 05/11, JMV5763CA 05/11, JMV5763PA 05/11, JMV5763TX 05/11, JMV5763WFPAPER 05/11, JMV5763MLPAPER 05/11, VC5890 05/11, VC5890MLPAPER 05/11, VC5869 05/11, VC3656 05/11, VC5526 05/11, VC3723 05/11, VC3657 05/11, JMV5765 05/11, VC5995 05/11, VC5825 05/11, VC5884 05/11, VC5885 05/11, NMV2731 05/11, NV4224 05/11, NV4224WFPAPER 05/11, NV5869 05/11, NV5890 05/11, NV3174CE 05/11, NV3174 05/11, NV5526 05/11, NV3784 05/11, NV5825 05/11, HR105 05/11, and VC2440 05/11.)

CMX7367 07/11